Segment reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

18. Segment reporting

The Group considers that each of its individual property developments is a discrete operating segment. The Group has aggregated its segments on a provincial basis as property development projects undertaken within a province have similar expected economic characteristics, type of properties offering, customers and market and regulatory environment. The Group’s reportable operating segments are comprised of the Henan Province, Shandong Province, Jiangsu Province, Sichuan Province and Anhui Province.

Each geographic operating segment is principally engaged in the construction and development of residential real estate units. The “other” category relates to investment holdings, property management services, installation of intercom systems, landscaping, engineering and management, real estate sale, purchase and lease activities. The accounting policies of the various segments are the same as those described in Note 2, “Summary of Significant Accounting Policies”.

The Group’s chief operating decision maker relies upon net sales, gross profit and net income when making decisions about allocating resources and assessing performance of the Group. Net sales for geographic segments are generally based on the location of the project development. Net income for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment.

No single customer accounted for more than 10% of net sales for the year ended December 31 2009, 2010 and 2011.

Summary information by operating segment is as follows:

December 31, 2009	Henan	Shandong	Jiangsu	Anhui	Sichuan	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	90,049,823	89,713,230	198,070,688	6,902,453	56,601,483	—	441,337,677
Real estate lease income	319,433	1,025	—	—	—	—	320,458
Other revenue	151,442	69,117	127,340	51,074	18,458	6,908,928	7,326,359

Total revenue	90,520,698	89,783,372	198,198,028	6,953,527	56,619,941	6,908,928	448,984,494
Cost of real estate sales	(72,590,799)	(75,362,270)	(151,343,773)	(4,335,579)	(47,803,636)	—	(351,436,057)
Cost of real estate lease income	(597,164)	(1,091)	—	—	—	—	(598,255)
Other costs	(155,419)	(99,955)	(1,886,234)	(20,104)	(14,748)	(5,528,508)	(7,704,968)

Total cost of revenue	(73,343,382)	(75,463,316)	(153,230,007))	(4,355,683)	(47,818,384)	(5,528,508)	(359,739,280)
Gross profit	17,177,316	14,320,056	44,968,021	2,597,844	8,801,557	1,380,420	89,245,214
Operating expenses	(12,957,908)	(2,770,894)	(8,388,311)	(552,520)	(2,593,035)	(6,394,851)	(33,657,519)

Operating income/(loss)	4,219,408	11,549,162	36,579,710	2,045,324	6,208,522	(5,014,431)	55,587,695
Interest income	1,041,212	134,122	885,586	19,085	173,183	134,797	2,387,985
Exchange gains	79,638	—	—	—	—	—	79,638
Other operating expenses	—	—	—	—	—	(383,333)	(383,333)
Income from change in FV of warrant liability	—	—	—	—	—	169,736	169,736
Share of income/(loss) in an entity	4,562,610	—	—	—	—	(160,512)	4,402,098
Income/(loss) before income taxes	9,902,868	11,683,284	37,465,296	2,064,409	6,381,705	(5,253,743)	62,243,819
Income tax expense	(2,398,908)	(3,758,223)	(10,259,748)	(878,126)	(1,702,352)	(827,434)	(19,824,791)

Net income/(loss)	7,503,960	7,925,061	27,205,548	1,186,283	4,679,353	(6,081,177)	42,419,028

Depreciation and amortization	1,137,425	352,662	175,078	24,828	123,714	359,571	2,173,278
Capital expenditure	353,113	—	——	—	—	—	353,113
Real estate property development completed	1,080,537	226,313	—	—	—	—	1,306,850
Real estate property under development (current)	241,231,627	3,485,125	224,648,684	180,252	91,044,731	—	560,590,419
Real estate property under development (non-current)	—	—	—	—	—	—	—
Real estate property held for lease	5,622,713	1,824,828	8,883,795	945,250	—	—	17,276,586
Total long-lived assets	11,912,865	2,134,271	14,878,412	1,034,079	635,767	1,829,893	32,425,287
Total assets	483,746,910	57,035,256	200,266,970	15,942,909	83,305,122	41,485,282	881,782,449

December 31, 2010	Henan	Shandong	Jiangsu	Anhui	Sichuan	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	120,131,600	3,394,585	204,603,672	82,376	110,579,729	—	438,791,962
Real estate lease income	97,014	15,240	62,055	6,582	—	—	180,891
Other revenue	211,691	76,809	115,960	2,761	56,482	10,535,289	10,998,992

Total revenue	120,440,305	3,486,634	204,781,687	91,719	110,636,211	10,535,289	449,971,845
Cost of real estate sales	(79,671,781)	(3,260,993)	(150,325,460)	(5,212)	(92,365,779)	(77,531)	(325,706,756)
Cost of real estate lease income	(702,556)	(110,365)	(449,385)	(47,666)	—	—	(1,309,972)
Other costs	469,975	(490)	(333,632)	(2,122)	(26,997)	(7,542,562)	(7,435,828)

Total cost of revenue	(79,904,362)	(3,371,848)	(151,108,477)	(55,000)	(92,392,776)	(7,620,093)	(334,452,556)
Gross profit/(loss)	40,535,943	114,786	53,673,210	36,719	18,243,435	2,915,196	115,519,289
Operating expenses	(15,651,485)	(1,132,792)	(7,037,123)	(411,485)	(3,340,810)	(5,358,890)	(32,932,585)

Operating income/(loss)	24,884,458	(1,018,006)	46,636,087	(374,766)	14,902,625	(2,443,694)	82,586,704
Interest income	1,134,581	132,697	479,665	2,918	159,318	308,977	2,218,156
Other income	2,352,607	—	—	—	—	28,430	2,381,037
Exchange gains	201,592	—	—	—	—	—	201,592
Change in fair value of warrant liability	—	—	—	—	—	841,560	841,560
Share of income/(loss) in an entity	226,579	—	—	—	—	—	226,579
Income/(loss) before income taxes	28,799,817	(885,309)	47,115,752	(371,848)	15,061,943	(1,264,727)	88,455,628
Income tax expense	(11,158,923)	(1,552,197)	(19,085,355)	(699,910)	(4,314,291)	(522,698)	(37,333,374)

Net income/(loss)	17,640,894	(2,437,506)	28,030,397	(1,071,758)	10,747,652	(1,787,425)	51,122,254

Depreciation and amortization	1,034,452	178,127	1,018,937	70,546	221,059	214,602	2,737,723
Capital expenditure	—	287,779	365,612	—	—	327,803	981,194
Real estate property development completed	288,795	31,233	824,423	325,790	—	—	1,470,241
Real estate property under development (current)	263,594,606	205,680,349	168,662,723	—	72,647,638	—	710,585,316
Real estate property held for lease	8,504,572	1,983,736	8,461,811	925,852	—	—	19,875,971
Total long-lived assets	11,777,816	2,548,914	11,003,344	939,610	256,865	2,393,751	28,920,300
Total assets	464,403,931	172,819,504	267,307,884	10,688,870	153,472,671	35,272,466	1,103,965,326

December 31, 2011	Henan	Shandong	Jiangsu	Anhui	Sichuan	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	266,055,131	60,790,709	227,448,951	330,902	118,755,900	—	673,381,593
Real estate lease income	640,849	95,951	—	—	—	—	736,800
Other revenue	342,865	4,063	128,181	850	33,607	12,880,237	13,389,803

Total revenue	267,038,845	60,890,723	227,577,132	331,752	118,789,507	12,880,237	687,508,196
Cost of real estate sales	(171,351,063)	(48,476,077)	(168,148,014)	(62,957)	(89,102,687)	—	(477,140,798)
Cost of real estate lease income	(492,447)	(118,519	(470,876)	(49,945)	—	—	(1,131,787)
Other costs	(40,865)	—	(120,300)	(8,809)	(26,455	(9,307,785	(9,504,214)

Total cost of revenue	(171,884,375	(48,594,596)	(168,739,190)	(121,711)	(89,129,142)	(9,307,785)	(487,776,799)
Gross profit/(loss)	95,154,470	12,296,127	58,837,942	210,041	29,660,365	3,572,452	199,731,397
Operating expenses	(21,784,890	(3,279,303)	(7,927,609)	(76,597)	(3,387,604)	(6,983,421)	(43,439,424)

Operating income/(loss)	73,369,580	9,016,824	50,910,333	133,444	26,272,761	(3,410,969)	156,291,973
Interest income	4,216,641	326,579	381,103	246	202,459	166,892	5,293,920
Exchange gains	56,725	60,790,709	227,448,951	330,902	118,755,900	—	56,725
Operating income/(loss)	—	—	—	—	—	—	—
Share of income in an entity	—	—	—	—	—	—	—
Income from consolidated affiliates	—	—	—	—	—	—	—

Income/(loss) before income taxes	77,642,946	9,343,403	51,291,436	133,690	26,475,220	(3,244,077)	161,642,618
Income tax expense	(29,642,951)	(2,346,751)	(17,161,960)	(67,007)	(6,530,367)	(2,888,453)	(58,637,489)

Net income/(loss)	47,999,995	6,996,652	34,129,476	66,683	19,944,853	(6,132,530)	103,005,129

Depreciation and amortization	1,510,923	182,878	631,267	59,167	64,740	51,859	2,500,834
Capital expenditure	118,024	35,020	25,792	232	9,914	975,104	1,164,086
Real estate property development completed	5,040,848	665,899	777,695	290,699	—	—	6,775,141
Real estate property under development (current)	310,705,133	197,255,151	220,478,957	—	33,432,150	—	761,871,391
Real estate property under development(non-current)		—	—	—	—	—	—
Real estate property held for lease	7,830,238	1,348,478	8,425,868	921,920	—	—	18,526,504
Total long-lived assets	10,397,428	2,571,597	8,774,859	923,748	190,311	2,506,941	25,364,884
Total assets	684,193,416	202,903,110	305,575,197	10,241,454	145,895,377	41,206,561	1,390,015,115